Income Taxes	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands and British Virgin Islands

Pursuant to the current rules and regulations, the Cayman Islands and British Virgin Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or British Virgin Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.

On 21 March 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on 28 March 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2024	2023	2022
	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	649,119	469,692	318,090
Current	649,119	469,692	318,090

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(183)	(803)	(994)
Deferred	(183)	(803)	(994)

Total	648,936	468,889	317,096

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of March 31,
	2024	2023
	USD	USD
MSE:
Provision for allowance of credit losses	150	2,256
Net operating loss carryforward	281,951	192,953
Total deferred tax assets	282,101	195,209
Less: valuation allowance	(281,951)	(192,953)
Deferred tax assets, net	150	2,256

MSHK:
Property and equipment	(9,038)	(530)
Right-of-use assets – finance lease	(18,490)	(22,218)
Total deferred tax liabilities – equipment and right-of-use assets – finance lease	(27,528)	(22,748)
Deferred tax assets - provision for allowance of credit losses	26,650	19,581
Deferred tax liabilities, net	(878)	(3,167)

Deferred tax assets (liabilities), net	(728)	(911)

As of March 31, 2024, the Company had net operating loss carry forward of USD1,708,793 (HK$13,328,585) (2023: USD1,169,414 (HK$9,121,430)), from MSE, which were operating at losses prior to the year ended March 31, 2024, and prior to the date of acquisition, October 20, 2021 amounted to USD667,911 (HK$5,209,704). These losses can offset future taxable income and can be carried forward indefinitely. As of March 31, 2024, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The Company believed that it was more likely than not that MSE will be unable to fully utilize its deferred tax assets related to the net operating loss carry forward in Hong Kong. As a result, the valuation allowance of USD281,951 (2023: USD192,953) was recorded against the gross deferred tax asset balance at March 31, 2024 and 2023 respectively. For the year ended March 31, 2024, no net operating loss carry forward has been utilized.

No material deferred tax asset has been recognized in respect of net operating loss carry forward as of March 31, 2024, 2023 and 2022, due to the unpredictability of future profit streams.

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD

Profit before income taxes	2,975,533	3,256,125	2,120,605
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	490,963	537,260	349,900

Reconciling items:
Tax effect of income that is not taxable*	(25)	(127,476)	(12,088)
Tax effect of non-deductible expenditure	90,539	-	-
Change in valuation allowance	88,998	81,028	1,720
Effect of two-tier tax rate	(21,154)	(21,154)	(21,154)
Statutory tax deduction#	(385)	(769)	(1,282)
Income tax expense	648,936	468,889	317,096

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000 (2023: HK$6,000) (2022: HK$10,000) for each business.